SCHEDULE OF FAIR VALUE FOR DERIVATIVE LIABILITY (Details) - Historical volatility for shares, measurement input [member] - CAD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
[custom:IncreaseDecreaseInFairValueMeasurementDueToReasonablyPossibleDecreaseInUnobservableInputRecognisedPercentage]	20.00%
Impact on comprehensive loss	$ 354,412	$ 291,149